Related party transactions - Key management compensation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related party transactions
Basic salaries and bonus	¥ 13,907	¥ 13,545
Share based compensation		7,514
Pension costs - defined contribution plans	246	273
Compensation paid or payable to key management for employee services	¥ 14,153	¥ 21,332